Interim Condensed Consolidated Statements of Cash Flow (Unaudited) - SEK (kr) kr in Thousands		6 Months Ended
		Jun. 30, 2026	Jun. 30, 2025
Cash flow from operating activities
Loss before income tax		kr (1,120,692)	kr (888,048)
Adjustments for non-cash items		487,705	645,328
Interest received		247	127
Interest paid		(42,631)	(67,502)
Income tax paid		(4,487)	(4,628)
Net changes in working capital		143,146	29,559
Net cash used in operating activities		(536,712)	(285,164)
Cash flow from investing activities
Purchase of property, plant and equipment		(49,413)	(77,431)
Proceeds from sale of property, plant and equipment		7,983	31,417
Proceeds from sale of non-current asset, design business		33,254
Net (placement in)/disposal of non-current deposits		(575)	10,777
Investments in interest in related company		(7,500)
Net cash used in investing activities		(16,251)	(35,237)
Cash flow from financing activities
Proceeds from reverse recapitalization, net		8,579
Proceeds from issue of ordinary shares and warrants	[1]	1,060,717	107,040
Proceeds from issue of convertible debentures			246,913
Transaction costs related to the issue of shares		(6,012)
Change in factoring facility		35,313	72,628
Repayment of loans and borrowings		(3,971)
Repayment of lease liabilities		(74,008)	(64,520)
Net cash flow provided by financing activities		1,020,618	362,061
Net cash flow for the period		467,655	41,660
Cash at the beginning of the period		278,825	74,165
Exchange rate differences in cash		1,121	(3,025)
Cash at the end of the period		kr 747,601	kr 112,800

[1]	Proceeds from the PIPE Financing are translated at the exchange rates prevailing on the dates the payments were received, whereas the gross proceeds of SEK 1,067,671 thousand disclosed in Note 16 are translated at the exchange rate on the Closing Date, June 9, 2026; the difference is SEK 6,916 thousand. The remaining difference relates to repurchase of employee warrants.